PENSION BENEFITS (Details 9) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Amounts expected to be recognized into net periodic cost in the coming year
Loss recognition	$ 511,101	$ 334,273
Prior service cost recognition	0	0
Net initial obligation/(asset) recognition	$ 0	$ 0